CONVERTIBLE PROMISSORY NOTES PAYABLE (Details)	9 Months Ended
Sep. 30, 2019 CAD ($)
Notes to Financial Statements
Beginning balance	$ 648,851
Issuances	610,699
Repayments	(33,058)
Conversions to common shares	(561,488)
Interest accrual adjustment	9,921
Unrealized foreign exchange adjustment	(27,588)
Ending balance	$ 647,337